Nuveen Preferred Securities and Income Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.3%
X
2,418,229,998 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 48.8%
X 2,418,229,998
Automobiles - 1.4%
$ 49,118 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ $ 41,616,208
31,084 General Motors Financial Co Inc 5.700% N/A (4) BB+ 26,887,660
80,202 Total Automobiles 68,503,868
Banks - 18.7%
30,756 Bank of America Corp 6.300% N/A (4) BBB+ 30,479,196
16,245 Bank of America Corp 4.375% N/A (4) BBB+ 13,889,475
13,651 Bank of America Corp 6.100% N/A (4) BBB+ 13,311,363
23,600 Bank of America Corp 6.250% N/A (4) BBB+ 22,774,000
21,626 Bank of America Corp (3) 6.500% N/A (4) BBB+ 21,332,509
50,287 Citigroup Inc 5.950% N/A (4) BBB- 46,882,285
15,994 Citigroup Inc 4.150% N/A (4) BBB- 12,915,155
47,169 Citigroup Inc 6.300% N/A (4) BBB- 44,103,015
36,431 Citigroup Inc 5.000% N/A (4) BBB- 32,787,900
22,988 Citigroup Inc 6.250% N/A (4) BBB- 22,245,488
5,846 Citizens Financial Group Inc 6.375% N/A (4) BB+ 5,392,935
20,295 Citizens Financial Group Inc 4.000% N/A (4) BB+ 16,367,917
23,396 CoBank ACB 6.250% N/A (4) BBB+ 22,467,607
33,000 CoBank ACB 6.450% N/A (4) BBB+ 32,505,000
5,865 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 5,923,076
29,665 Farm Credit Bank of Texas, 144A 5.700% N/A (4) Baa1 27,588,450
14,461 Fifth Third Bancorp (3) 4.500% N/A (4) Baa3 13,537,665
17,141 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5)
7.265% N/A (4) BB- 17,226,705
965 Goldman Sachs Group Inc 4.400% N/A (4) BB+ 804,664
10,510 Goldman Sachs Group Inc 3.800% N/A (4) BBB- 8,313,790
9,768 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (4) BBB 11,771,326
26,515 Huntington Bancshares Inc/OH 5.625% N/A (4) Baa3 23,981,491
66,161 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 65,601,006
23,045 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 22,353,650
21,887 JPMorgan Chase & Co 3.650% N/A (4) BBB+ 18,385,080
37,473 JPMorgan Chase & Co 5.000% N/A (4) BBB+ 34,679,763
12,491 KeyCorp 5.000% N/A (4) Baa3 10,925,776
14,785 M&T Bank Corp 3.500% N/A (4) Baa2 11,316,439
8,046 M&T Bank Corp 6.450% N/A (4) Baa2 7,905,597
9,548 M&T Bank Corp 5.125% N/A (4) Baa2 8,318,695
23,815 PNC Financial Services Group Inc (3) 6.000% N/A (4) Baa2 22,386,100
16,242 PNC Financial Services Group Inc (3-Month LIBOR
reference rate + 3.678% spread) (5)
3.804% N/A (4) Baa2 16,241,526
12,190 PNC Financial Services Group Inc/The 6.200% N/A (4) Baa2 11,763,350
16,330 PNC Financial Services Group Inc/The 3.400% N/A (4) Baa2 12,565,989
12,879 PNC Financial Services Group Inc/The 5.000% N/A (4) Baa2 11,132,426
14,453 Regions Financial Corp 5.750% N/A (4) Baa3 14,009,749
5,752 SVB Financial Group 4.100% N/A (4) Baa2 3,275,224
4,675 SVB Financial Group (3) 4.700% N/A (4) Baa2 3,036,412
8,655 SVB Financial Group (3) 4.000% N/A (4) Baa2 5,663,832
55,096 Truist Financial Corp 4.800% N/A (4) Baa2 50,012,843
10,446 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (3),(5)
6.395% N/A (4) Baa2 10,158,735
20,271 Truist Financial Corp 5.100% N/A (4) Baa2 18,162,816
50,823 Wells Fargo & Co (3) 5.875% N/A (4) Baa2 49,750,635
13,263 Wells Fargo & Co 5.900% N/A (4) Baa2 12,168,802
6,580 Wells Fargo & Co 7.950% 11/15/29 Baa1 7,341,829

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 46,005 Wells Fargo & Co 3.900% N/A (4) Baa2 $ 40,081,856
7,645 Zions Bancorp NA 7.200% N/A (4) BB+ 7,702,337
7,490 Zions Bancorp NA 5.800% N/A (4) BB+ 7,209,125
1,002,220 Total Banks 928,750,604
Capital Markets - 2.2%
7,300 Bank of New York Mellon Corp 4.700% N/A (4) Baa1 7,000,700
9,210 Charles Schwab Corp 4.000% N/A (4) BBB 7,828,500
28,486 Charles Schwab Corp 5.375% N/A (4) BBB 27,998,890
35,798 Goldman Sachs Group Inc (3) 5.500% N/A (4) BBB- 34,494,801
25,800 Goldman Sachs Group Inc 5.300% N/A (4) BBB- 24,703,500
8,925 Goldman Sachs Group Inc (3) 4.125% N/A (4) BBB- 7,273,875
115,519 Total Capital Markets 109,300,266
Communications Equipment - 0.2%
12,580 Vodafone Group PLC 4.125% 6/04/81 BB+ 9,466,576
Consumer Finance - 1.5%
22,925 Ally Financial Inc 4.700% N/A (4) Ba2 15,267,461
24,980 Ally Financial Inc 4.700% N/A (4) Ba2 18,094,888
15,930 American Express Co 3.550% N/A (4) Baa2 12,664,350
20,795 Capital One Financial Corp (3) 3.950% N/A (4) Baa3 16,012,150
4,705 Discover Financial Services 6.125% N/A (4) Ba2 4,594,432
8,000 Discover Financial Services 5.500% N/A (4) Ba2 6,280,000
97,335 Total Consumer Finance 72,913,281
Diversified Financial Services - 2.6%
20,885 American AgCredit Corp, 144A 5.250% N/A (4) BB+ 17,752,250
13,295 Capital Farm Credit ACA, 144A 5.000% N/A (4) BB 11,433,700
3,955 Citigroup Capital III 7.625% 12/01/36 Baa3 4,278,031
9,938 Citigroup Inc 5.900% N/A (4) BBB- 9,814,862
33 Compeer Financial ACA, 144A 6.750% N/A (4) BB+ 32,323,501
6,700 Compeer Financial ACA, 144A 4.875% N/A (4) BB+ 5,912,755
25,209 Equitable Holdings Inc 4.950% N/A (4) BBB- 23,819,984
21,248 Voya Financial Inc (3) 6.125% N/A (4) BBB- 20,590,664
101,263 Total Diversified Financial Services 125,925,747
Electric Utilities - 1.8%
16,285 American Electric Power Co Inc 3.875% 2/15/62 BBB 12,608,994
8,247 Edison International 5.375% N/A (4) BB+ 7,005,744
13,929 Edison International 5.000% N/A (4) BB+ 11,485,701
6,963 Electricite de France SA, 144A 5.250% N/A (4) BBB- 6,940,357
44,009 Emera Inc 6.750% 6/15/76 BB+ 41,643,516
10,225 Southern Co 4.000% 1/15/51 BBB- 9,014,229
99,658 Total Electric Utilities 88,698,541
Food Products - 2.7%
13,835 Dairy Farmers of America Inc, 144A 7.125% N/A (4) BB+ 12,416,913
40,847 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 37,710,307
46,321 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 42,316,298
44,310 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 42,894,777
145,313 Total Food Products 135,338,295
Independent Power Producers & Energy Traders - 0.7%
13,450 AES Andes SA, 144A 6.350% 10/07/79 BB 12,105,000
7,705 AES Andes SA, 144A (3) 7.125% 3/26/79 BB 7,130,452
10,900 Vistra Corp, 144A 7.000% N/A (4) Ba3 9,749,218

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders (continued)
$ 7,395 Vistra Corp, 144A 8.000% N/A (4) Ba3 $ 7,024,003
39,450 Total Independent Power Producers & Energy Traders 36,008,673
Industrial Conglomerates - 1.0%
52,672 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (5)
6.623% N/A (4) BBB- 51,091,840
Insurance - 9.1%
9,895 Aegon NV 5.500% 4/11/48 Baa1 8,775,373
9,025 American International Group Inc 5.750% 4/01/48 BBB- 8,474,475
47,922 Assurant Inc 7.000% 3/27/48 Baa3 45,765,510
66,640 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 61,142,200
12,610 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 10,308,675
15,804 Enstar Finance LLC 5.750% 9/01/40 BBB- 14,239,674
17,288 Enstar Finance LLC 5.500% 1/15/42 BBB- 13,934,128
13,545 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 12,698,438
9,234 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 8,495,280
33,078 Markel Corp 6.000% N/A (4) BBB- 32,074,274
6,931 MetLife Inc 5.875% N/A (4) BBB 6,402,666
24,448 MetLife Inc, 144A 9.250% 4/08/38 BBB 28,328,768
7,470 MetLife Inc (3) 3.850% N/A (4) BBB 6,783,731
15,099 PartnerRe Finance B LLC 4.500% 10/01/50 Baa1 12,532,170
24,242 Provident Financing Trust I 7.405% 3/15/38 BB+ 25,151,075
3,085 Prudential Financial Inc 3.700% 10/01/50 BBB+ 2,483,425
7,115 Prudential Financial Inc 5.125% 3/01/52 BBB+ 6,082,653
20,951 QBE Insurance Group Ltd, 144A (3) 5.875% N/A (4) Baa2 19,221,305
14,681 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 13,949,739
41,288 QBE Insurance Group Ltd, 144A (3) 7.500% 11/24/43 Baa1 41,133,170
20,030 SBL Holdings Inc, 144A 6.500% N/A (4) BB 15,222,800
66,824 SBL Holdings Inc, 144A 7.000% N/A (4) BB 54,813,862
487,205 Total Insurance 448,013,391
Media - 0.2%
12,628 Paramount Global 6.375% 3/30/62 Baa3 10,443,712
Multi-Utilities - 1.8%
12,930 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 10,602,600
35,086 CenterPoint Energy Inc (3) 6.125% N/A (4) BBB- 33,164,781
9,789 CMS Energy Corp 4.750% 6/01/50 BBB- 8,144,730
6,839 NiSource Inc 5.650% N/A (4) BBB- 6,360,270
14,740 Sempra Energy 4.125% 4/01/52 BBB- 11,461,775
17,730 Sempra Energy 4.875% N/A (4) BBB- 16,444,575
97,114 Total Multi-Utilities 86,178,731
Oil, Gas & Consumable Fuels - 2.0%
11,854 Enbridge Inc 6.000% 1/15/77 BBB- 10,842,113
16,055 Enbridge Inc 7.625% 1/15/83 BBB- 15,695,325
21,437 Enbridge Inc 5.750% 7/15/80 BBB- 19,062,217
4,735 Enbridge Inc 5.500% 7/15/77 BBB- 4,152,144
17,442 Energy Transfer LP 6.500% N/A (4) BB 15,011,981
5,895 Energy Transfer LP 7.125% N/A (4) BB 4,951,800
9,480 MPLX LP (3) 6.875% N/A (4) BB+ 9,367,946
10,750 Transcanada Trust 5.500% 9/15/79 BBB 9,164,375
13,285 Transcanada Trust 5.600% 3/07/82 BBB 11,314,132
110,933 Total Oil, Gas & Consumable Fuels 99,562,033

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors - 2.4%
$ 47,150 AerCap Global Aviation Trust, 144A (3) 6.500% 6/15/45 BB+ $ 43,552,886
22,977 AerCap Holdings NV (3) 5.875% 10/10/79 BB+ 21,294,624
12,455 Air Lease Corp 4.650% N/A (4) BB+ 10,591,732
15,564 ILFC E-Capital Trust I, 144A 5.115% 12/21/65 B+ 10,106,328
50,949 ILFC E-Capital Trust I, 144A 5.365% 12/21/65 BB+ 34,772,692
149,095 Total Trading Companies & Distributors 120,318,262
U.S. Agency - 0.1%
6,770 Farm Credit Bank of Texas, 144A 6.200% N/A (4) BBB+ 6,179,114
Wireless Telecommunication Services - 0.4%
21,619 Vodafone Group PLC 7.000% 4/04/79 BB+ 21,537,064
$ 2,631,576 Total $1,000 Par (or similar) Institutional Preferred (cost $2,652,277,759) 2,418,229,998
Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
X
1,555,806,360 CONTINGENT CAPITAL SECURITIES - 31.4%
X 1,555,806,360
Banks - 23.2%
$ 12,702 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A (3)
6.750% N/A (4) Baa2 $ 12,579,605
22,172 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (4) Ba2 18,310,299
39,025 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (4) Ba2 36,913,055
16,450 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (4) Ba2 14,854,697
10,700 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (4) Ba2 9,368,920
43,235 Banco Santander SA 4.750% N/A (4) Ba1 33,529,918
31,000 Banco Santander SA , Reg S 7.500% N/A (4) Ba1 30,249,800
47,935 Barclays PLC 8.000% N/A (4) BBB- 46,137,437
51,805 Barclays PLC 7.750% N/A (4) BBB- 49,732,800
39,900 Barclays PLC 6.125% N/A (4) BBB- 36,005,760
14,865 Barclays PLC 8.000% N/A (4) BBB- 14,010,263
9,150 BNP Paribas SA, 144A 7.000% N/A (4) BBB 8,475,536
7,085 BNP Paribas SA, 144A 7.750% N/A (4) BBB 6,943,300
43,780 BNP Paribas SA, 144A 6.625% N/A (4) BBB 42,048,021
48,326 BNP Paribas SA, 144A 7.375% N/A (4) BBB 47,963,555
43,319 Credit Agricole SA, 144A 8.125% N/A (4) BBB 44,008,205
30,508 Credit Agricole SA, 144A 7.875% N/A (4) BBB 30,279,190
8,421 Credit Suisse Group AG, 144A 5.250% N/A (4) BB- 4,927,969
5,746 Danske Bank A/S , Reg S 7.000% N/A (4) BBB- 5,501,795
6,435 Danske Bank A/S , Reg S 4.375% N/A (4) BBB- 5,413,444
6,745 Danske Bank A/S , Reg S 6.125% N/A (4) BBB- 6,466,769
87,177 HSBC Holdings PLC (3) 6.375% N/A (4) BBB 83,036,094
72,145 HSBC Holdings PLC 6.000% N/A (4) BBB 63,862,754
13,075 HSBC Holdings PLC 6.375% N/A (4) BBB 12,154,520
38,070 ING Groep NV 5.750% N/A (4) BBB 33,486,372
29,900 ING Groep NV 6.500% N/A (4) BBB 28,131,716
40,460 ING Groep NV , Reg S 6.750% N/A (4) BBB 39,071,008
12,795 Intesa Sanpaolo SpA, 144A 7.700% N/A (4) BB- 11,793,227
65,336 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 63,871,820
52,280 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 50,213,111
20,370 Macquarie Bank Ltd/London, 144A 6.125% N/A (4) BB+ 17,191,632
39,345 NatWest Group PLC 6.000% N/A (4) Baa3 36,000,675
43,929 NatWest Group PLC 8.000% N/A (4) BBB- 42,760,489
24,375 Nordea Bank Abp, 144A 6.625% N/A (4) BBB+ 23,959,781
13,411 Societe Generale SA, 144A (3) 6.750% N/A (4) BB 11,679,238
22,820 Societe Generale SA, 144A (3) 4.750% N/A (4) BB+ 18,971,863
10,183 Societe Generale SA, 144A 8.000% N/A (4) BB 10,201,329
40,590 Societe Generale SA, 144A 7.875% N/A (4) BB+ 39,964,914

Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 8,451 Standard Chartered PLC, 144A 6.000% N/A (4) BBB- $ 8,134,088
18,860 Standard Chartered PLC, 144A (3) 4.300% N/A (4) BBB- 13,416,217
17,349 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- 17,222,438
20,135 UniCredit SpA , Reg S(3) 8.000% N/A (4) BB- 19,606,658
1,230,360 Total Banks 1,148,450,282
Capital Markets - 8.2%
62,450 Credit Suisse Group AG, 144A 7.250% N/A (4) BB- 41,985,134
49,853 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 41,128,725
50,349 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 39,010,405
15,965 Credit Suisse Group AG, 144A 9.750% N/A (4) BB- 13,611,759
12,260 Credit Suisse Group AG, 144A (3) 6.375% N/A (4) Ba2 7,843,948
80,985 Deutsche Bank AG 6.000% N/A (4) Ba2 68,959,418
52,277 UBS Group AG , Reg S 7.000% N/A (4) BBB 51,754,230
62,835 UBS Group AG, 144A 7.000% N/A (4) BBB 61,892,475
24,125 UBS Group AG, 144A 3.875% N/A (4) BBB 19,565,411
56,380 UBS Group AG , Reg S 6.875% N/A (4) BBB 55,252,400
7,560 UBS Group AG, 144A 4.875% N/A (4) BBB 6,352,173
475,039 Total Capital Markets 407,356,078
$ 1,705,399 Total Contingent Capital Securities (cost $1,773,099,803) 1,555,806,360
Shares   Description (1) Coupon Ratings (2) Value
X 849,757,428 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 17.1%
X 849,757,428
Banks - 4.4%
168,671 CoBank ACB 6.200% BBB+ $ 16,529,758
441,610 Farm Credit Bank of Texas, 144A 6.750% Baa1 43,829,793
563,126 Fifth Third Bancorp(3) 6.625% Baa3 14,449,813
280,000 Huntington Bancshares Inc/OH 7.461% Baa3 6,720,000
2,556,667 KeyCorp 6.200% Baa3 63,430,908
285,287 KeyCorp 6.125% Baa3 7,083,676
745,483 Regions Financial Corp 6.375% Baa3 19,293,100
302,269 Regions Financial Corp(3) 5.700% Baa3 6,994,505
610,175 Synovus Financial Corp(3) 5.875% BB- 14,705,218
342,966 Wells Fargo & Co 4.750% Baa2 6,444,331
327,000 Western Alliance Bancorp 4.250% Ba1 6,997,800
470,441 Wintrust Financial Corp 6.875% BB 11,855,113
Total Banks 218,334,015
Capital Markets - 1.9%
201,090 Goldman Sachs Group Inc 5.500% BB+ 4,950,836
725,688 Morgan Stanley(3) 7.125% BBB 18,534,071
548,497 Morgan Stanley 6.375% BBB 13,679,515
552,788 Morgan Stanley 6.875% BBB 14,024,232
1,379,881 Morgan Stanley(3) 5.850% BBB 32,854,967
420,900 Morgan Stanley 6.500% BBB 10,623,516
Total Capital Markets 94,667,137
Consumer Finance - 0.1%
350,835 Synchrony Financial(3) 5.625% BB- 6,507,989
Diversified Financial Services - 1.6%
416,034 AgriBank FCB 6.875% BBB+ 41,291,374
558,300 Equitable Holdings Inc 5.250% BBB- 11,640,555
1,158,054 Voya Financial Inc 5.350% BBB- 25,384,544
Total Diversified Financial Services 78,316,473

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Diversified Telecommunication Services - 0.1%
314,900 AT&T Inc(3) 4.750% BBB- $ 5,797,309
Food Products - 1.4%
506,287 CHS Inc 7.875% N/R 13,193,839
528,896 CHS Inc 6.750% N/R 13,243,556
1,451,502 CHS Inc 7.100% N/R 36,360,125
12,881 CHS Inc 7.500% N/R 330,784
66,700 Dairy Farmers of America Inc, 144A 7.875% BB+ 6,436,550
Total Food Products 69,564,854
Insurance - 4.7%
853,711 American Equity Investment Life Holding Co 6.625% BB 20,480,527
1,516,728 American Equity Investment Life Holding Co 5.950% BB 32,943,332
603,290 Aspen Insurance Holdings Ltd 5.625% BB+ 12,005,471
1,320,871 Aspen Insurance Holdings Ltd 5.950% BB+ 30,578,164
229,700 Assurant Inc 5.250% Baa3 4,927,065
856,816 Athene Holding Ltd 6.375% BBB 21,497,513
1,074,674 Athene Holding Ltd 6.350% BBB 26,458,474
171,383 Axis Capital Holdings Ltd 5.500% BBB 3,619,609
236,820 Delphi Financial Group Inc 7.796% BBB 5,210,040
717,116 Enstar Group Ltd 7.000% BBB- 16,594,064
1,026,075 Maiden Holdings North America Ltd 7.750% N/R 19,618,554
863,405 Reinsurance Group of America Inc 5.750% BBB+ 21,852,781
556,200 Reinsurance Group of America Inc(3) 7.125% BBB+ 14,583,564
221,929 Selective Insurance Group Inc 4.600% BBB- 3,819,398
Total Insurance 234,188,556
Multi-Utilities - 0.1%
143,700 NiSource Inc 6.500% BBB- 3,523,524
Oil, Gas & Consumable Fuels - 1.4%
258,400 Energy Transfer LP(3) 7.600% BB 5,953,536
832,558 NuStar Energy LP 10.249% B2 19,939,764
1,237,707 NuStar Energy LP 9.126% B2 26,536,438
753,936 NuStar Logistics LP 10.813% B 18,953,951
Total Oil, Gas & Consumable Fuels 71,383,689
Thrifts & Mortgage Finance - 0.8%
400,000 Federal Agricultural Mortgage Corp(3) 6.000% N/R 12,520,000
1,141,927 New York Community Bancorp Inc 6.375% Ba2 27,406,248
Total Thrifts & Mortgage Finance 39,926,248

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description (1) Coupon Ratings (2) Value
Trading Companies & Distributors - 0.6%
844,551 Air Lease Corp 6.150% BB+ $ 20,100,314
271,800 WESCO International Inc 10.625% B+ 7,447,320
Total Trading Companies & Distributors 27,547,634
Total $25 Par (or similar) Retail Preferred (cost $899,659,421) 849,757,428
Total Long-Term Investments (cost $5,325,036,983) 4,823,793,786
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.5%
X 74,380,648 MONEY MARKET FUNDS - 1.5%
X 74,380,648
74,380,648 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
3.860%(8) $ 74,380,648
Total Investments Purchased with Collateral from Securities Lending (cost $74,380,648) 74,380,648
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
60,329,320 REPURCHASE AGREEMENTS - 1.2%
60,329,320
$ 60,329 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 11/30/22, repurchase price
$60,331,213, collateralized by $56,195,500,
Treasury Inflation Index, 0.125%, due 4/15/25, value
$61,535,960
1.130% 12/01/22 $ 60,329,320
Total Short-Term Investments (cost $60,329,320) 60,329,320
Total Investments (cost $5,459,746,951 ) - 100.0% 4,958,503,754
Other Assets Less Liabilities -  0.0%(9) 104,042
Net Assets - 100% $ 4,958,607,796
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,768 3/23 $ 200,478,161 $ 200,668,000 $ 189,839

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 2,418,229,998 $ – $ 2,418,229,998
Contingent Capital Securities – 1,555,806,360 – 1,555,806,360
$25 Par (or similar) Retail Preferred 729,739,913 120,017,515 – 849,757,428
Investments Purchased with Collateral from
Securities Lending 74,380,648 – – 74,380,648
Short-Term Investments:
Repurchase Agreements – 60,329,320 – 60,329,320
Investments in Derivatives:
Futures Contracts* 189,839 – – 189,839
Total
$ 804,310,400 $ 4,154,383,193 $ – $ 4,958,693,593
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $71,982,975.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
(9) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.

Nuveen Flexible Income Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.0%
X 640,321,707 CORPORATE BONDS - 46.6%
X 640,321,707
Auto Components - 0.2%
$ 2,000 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ $ 1,959,207
Automobiles - 2.3%
10,250 Ford Motor Co 5.291% 12/08/46 BB+ 8,097,808
4,165 Ford Motor Credit Co LLC 7.350% 11/04/27 BB+ 4,322,812
18,280 General Motors Co 6.600% 4/01/36 BBB 18,466,565
32,695 Total Automobiles 30,887,185
Beverages - 1.0%
4,400 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 4,116,127
10,560 Anheuser-Busch InBev Finance Inc 4.900% 2/01/46 BBB+ 9,878,703
14,960 Total Beverages 13,994,830
Capital Markets - 0.9%
6,950 Morgan Stanley 6.138% 10/16/26 A1 7,112,340
1,013 Morgan Stanley 5.875% 3/15/71 BBB 987,456
3,990 Raymond James Financial Inc 4.950% 7/15/46 A3 3,621,089
11,953 Total Capital Markets 11,720,885
Chemicals - 2.1%
9,625 Ashland LLC 6.875% 5/15/43 BB+ 9,444,531
4,050 Celanese US Holdings LLC 6.165% 7/15/27 BBB- 3,963,934
19,699 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 15,783,824
33,374 Total Chemicals 29,192,289
Communications Equipment - 1.1%
16,700 Viasat Inc, 144A 5.625% 4/15/27 BB+ 15,347,801
Consumer Finance - 1.0%
6,789 Ally Financial Inc 5.750% 11/20/25 Baa3 6,698,479
6,850 Ally Financial Inc 8.000% 11/01/31 BBB- 7,348,435
13,639 Total Consumer Finance 14,046,914
Containers & Packaging - 1.1%
15,875 Sealed Air Corp, 144A 6.875% 7/15/33 BB+ 15,552,134
Diversified Telecommunication Services - 1.1%
12,707 GCI LLC, 144A 4.750% 10/15/28 B 10,886,468
5,567 Lumen Technologies Inc 7.650% 3/15/42 BB 3,751,100
18,274 Total Diversified Telecommunication Services 14,637,568
Electric Utilities - 0.5%
3,400 Edison International 5.750% 6/15/27 BBB- 3,435,976
4,100 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB+ 3,848,564
7,500 Total Electric Utilities 7,284,540
Entertainment - 0.8%
6,425 Liberty Interactive LLC 8.500% 7/15/29 BB- 3,614,512
9,050 Warnermedia Holdings Inc, 144A 5.141% 3/15/52 BBB- 7,012,492
15,475 Total Entertainment 10,627,004

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Equity Real Estate Investment Trusts - 0.9%
$ 5,396 GLP Capital LP / GLP Financing II Inc 5.250% 6/01/25 BBB- $ 5,284,569
8,350 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 7,341,924
13,746 Total Equity Real Estate Investment Trusts 12,626,493
Food & Staples Retailing - 2.3%
13,539 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
7.500% 3/15/26 BB 13,862,041
5,400 CVS Health Corp 4.300% 3/25/28 BBB 5,249,426
3,943 Performance Food Group Inc, 144A 5.500% 10/15/27 BB- 3,804,857
8,860 SEG Holding LLC / SEG Finance Corp, 144A 5.625% 10/15/28 BB- 8,408,140
31,742 Total Food & Staples Retailing 31,324,464
Health Care Providers & Services - 2.8%
11,725 Centene Corp 4.625% 12/15/29 BBB- 10,902,315
9,075 CVS Health Corp 4.780% 3/25/38 BBB 8,387,033
7,300 HCA Inc 5.125% 6/15/39 BBB- 6,506,721
10,385 Tenet Healthcare Corp, 144A 4.250% 6/01/29 BB- 9,010,857
4,400 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 3,883,000
42,885 Total Health Care Providers & Services 38,689,926
Hotels, Restaurants & Leisure - 1.7%
5,750 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 5,414,947
4,018 Marriott International Inc/MD 4.625% 6/15/30 BBB 3,773,198
15,075 McDonald's Corp 4.875% 12/09/45 BBB+ 14,169,606
24,843 Total Hotels, Restaurants & Leisure 23,357,751
Interactive Media & Services - 1.5%
20,765 TripAdvisor Inc, 144A 7.000% 7/15/25 BB- 20,507,864
IT Services - 0.3%
3,865 Bread Financial Holdings Inc, 144A 4.750% 12/15/24 N/R 3,361,435
Life Sciences Tools & Services - 0.5%
7,550 Avantor Funding Inc, 144A 4.625% 7/15/28 BB 6,946,000
Machinery - 1.3%
8,565 ATS Corp, 144A 4.125% 12/15/28 BB- 7,342,001
7,950 Roller Bearing Co of America Inc, 144A 4.375% 10/15/29 B+ 6,962,213
3,775 Stevens Holding Co Inc, 144A 6.125% 10/01/26 BB- 3,806,748
20,290 Total Machinery 18,110,962
Media - 5.3%
12,075 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.125% 5/01/27 BB+ 11,428,867
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 BBB- 13,659,978
8,360 DISH DBS Corp 7.750% 7/01/26 B 7,002,336
1,125 DISH DBS Corp 5.125% 6/01/29 B 741,150
16,824 Nexstar Media Inc, 144A 5.625% 7/15/27 B+ 15,863,686
2,725 Nexstar Media Inc, 144A 4.750% 11/01/28 B+ 2,425,032
22,204 Paramount Global 6.875% 4/30/36 BBB 22,029,300
77,813 Total Media 73,150,349
Metals & Mining - 1.0%
6,600 ArcelorMittal SA 7.000% 10/15/39 BBB- 6,637,445
7,100 Southern Copper Corp 5.875% 4/23/45 BBB+ 7,073,375
13,700 Total Metals & Mining 13,710,820

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
$ 8,700 HAT Holdings I LLC / HAT Holdings II LLC, 144A (3) 6.000% 4/15/25 Baa3 $ 8,405,157
Multiline Retail - 0.7%
15,319 Nordstrom Inc 5.000% 1/15/44 BBB- 10,110,540
Oil, Gas & Consumable Fuels - 2.1%
6,825 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 6,834,237
9,915 Enviva Partners LP / Enviva Partners Finance Corp, 144A 6.500% 1/15/26 BB- 9,452,970
12,904 Phillips 66 4.650% 11/15/34 A3 12,221,063
29,644 Total Oil, Gas & Consumable Fuels 28,508,270
Pharmaceuticals - 0.3%
4,375 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 Ba2 4,342,188
Real Estate Management & Development - 0.3%
4,306 Greystar Real Estate Partners LLC, 144A 5.750% 12/01/25 BB- 4,182,676
Road & Rail - 0.5%
8,279 XPO CNW Inc 6.700% 5/01/34 B+ 7,407,333
Semiconductors & Semiconductor Equipment - 2.0%
15,308 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 15,231,165
5,320 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 3,874,617
8,525 Broadcom Inc 4.750% 4/15/29 BBB- 8,164,633
29,153 Total Semiconductors & Semiconductor Equipment 27,270,415
Software - 1.4%
4,267 Oracle Corp 4.300% 7/08/34 BBB 3,779,985
7,125 SS&C Technologies Inc, 144A 5.500% 9/30/27 B+ 6,809,837
8,475 VMware Inc 4.700% 5/15/30 BBB 7,957,986
19,867 Total Software 18,547,808
Specialty Retail - 2.2%
16,159 Bath & Body Works Inc 6.875% 11/01/35 BB 14,624,008
10,280 Gap Inc, 144A (3) 3.875% 10/01/31 BB 7,761,400
10,505 Gap Inc, 144A 3.625% 10/01/29 BB 8,070,414
36,944 Total Specialty Retail 30,455,822
Technology Hardware, Storage & Peripherals - 3.6%
33,344 Hewlett Packard Enterprise Co 6.350% 10/15/45 BBB+ 34,265,246
7,219 NCR Corp, 144A 5.250% 10/01/30 BB- 6,088,803
4,720 Seagate HDD Cayman 4.091% 6/01/29 BB+ 3,905,800
6,129 Seagate HDD Cayman 4.875% 6/01/27 BB+ 5,737,199
51,412 Total Technology Hardware, Storage & Peripherals 49,997,048
Tobacco - 0.8%
11,250 Altria Group Inc 5.800% 2/14/39 A3 10,429,651
Trading Companies & Distributors - 1.9%
8,600 Ashtead Capital Inc, 144A 4.000% 5/01/28 BBB 7,778,315
2,775 Ashtead Capital Inc, 144A 5.500% 8/11/32 BBB 2,659,882
13,400 United Rentals North America Inc 5.250% 1/15/30 BB+ 12,629,500
3,449 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 3,494,136
28,224 Total Trading Companies & Distributors 26,561,833

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Wireless Telecommunication Services - 0.5%
$ 4,204 T-Mobile USA Inc 4.750% 2/01/28 BBB- $ 4,086,610
3,000 T-Mobile USA Inc 5.375% 4/15/27 BBB- 2,979,935
7,204 Total Wireless Telecommunication Services 7,066,545
$ 694,321 Total Corporate Bonds (cost $730,427,160) 640,321,707
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 348,131,033 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 25.3%
X 348,131,033
Auto Components - 1.9%
$ 9,635 Dana Inc 4.250% 9/01/30 BB+ $ 7,708,180
21,555 Goodyear Tire & Rubber Co (3) 5.250% 7/15/31 BB- 18,465,307
31,190 Total Auto Components 26,173,487
Automobiles - 0.6%
6,763 General Motors Financial Co Inc (3) 6.500% N/A (4) BB+ 5,847,430
3,613 General Motors Financial Co Inc 5.700% N/A (4) BB+ 3,125,245
10,376 Total Automobiles 8,972,675
Banks - 7.8%
8,965 Bank of America Corp 6.300% N/A (4) BBB+ 8,884,315
14,726 Bank of America Corp 6.500% N/A (4) BBB+ 14,526,150
3,375 Bank of America Corp 6.250% N/A (4) BBB+ 3,256,875
25,871 Citigroup Inc 6.250% N/A (4) BBB- 25,035,367
7,725 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5)
7.265% N/A (4) BB- 7,763,625
21,550 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 21,367,598
3,000 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 2,910,000
9,775 PNC Financial Services Group Inc/The 6.200% N/A (4) Baa2 9,432,875
9,100 Wells Fargo & Co 5.875% N/A (4) Baa2 8,907,990
4,883 Zions Bancorp NA 7.200% N/A (4) BB+ 4,919,623
108,970 Total Banks 107,004,418
Capital Markets - 1.0%
9,600 Ares Finance Co III LLC, 144A 4.125% 6/30/51 BBB 7,296,394
7,075 Goldman Sachs Group Inc 5.300% N/A (4) BBB- 6,774,312
350 Goldman Sachs Group Inc 4.950% N/A (4) BBB- 316,625
17,025 Total Capital Markets 14,387,331
Consumer Finance - 2.2%
7,725 Ally Financial Inc 4.700% N/A (4) Ba2 5,144,652
21,177 Ally Financial Inc 4.700% N/A (4) Ba2 15,339,872
8,075 American Express Co 3.550% N/A (4) Baa2 6,419,625
4,035 Capital One Financial Corp 3.950% N/A (4) Baa3 3,106,950
41,012 Total Consumer Finance 30,011,099
Electric Utilities - 3.4%
13,450 Edison International 5.000% N/A (4) BB+ 11,090,723
22,945 Emera Inc 6.750% 6/15/76 BB+ 21,711,706
15,390 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 13,536,954
51,785 Total Electric Utilities 46,339,383
Food Products - 0.6%
3,300 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 3,046,589
2,042 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 1,976,780
3,200 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 2,923,343
8,542 Total Food Products 7,946,712

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders - 1.9%
$ 7,250 Vistra Corp, 144A 7.000% N/A (4) Ba3 $ 6,484,571
20,475 Vistra Corp, 144A 8.000% N/A (4) Ba3 19,447,797
27,725 Total Independent Power Producers & Energy Traders 25,932,368
Insurance - 1.5%
5,825 Enstar Finance LLC 5.500% 1/15/42 BBB- 4,694,950
4,950 Enstar Finance LLC 5.750% 9/01/40 BBB- 4,460,035
10,255 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 Baa3 11,203,998
21,030 Total Insurance 20,358,983
Media - 0.9%
7,125 Paramount Global 6.375% 3/30/62 Baa3 5,892,576
7,830 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 6,920,311
14,955 Total Media 12,812,887
Multi-Utilities - 0.9%
208 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 170,560
7,400 Dominion Energy Inc 4.350% N/A (4) BBB- 6,197,500
6,721 Sempra Energy 4.875% N/A (4) BBB- 6,233,727
14,329 Total Multi-Utilities 12,601,787
Oil, Gas & Consumable Fuels - 1.2%
12,781 Transcanada Trust 5.875% 8/15/76 BBB 11,996,433
5,075 Transcanada Trust 5.600% 3/07/82 BBB 4,322,109
17,856 Total Oil, Gas & Consumable Fuels 16,318,542
Technology Hardware, Storage & Peripherals - 1.4%
6,720 Dell International LLC / EMC Corp 6.020% 6/15/26 BBB 6,862,835
14,425 NCR Corp, 144A 5.125% 4/15/29 B 12,408,526
21,145 Total Technology Hardware, Storage & Peripherals 19,271,361
$ 385,940 Total $1,000 Par (or similar) Institutional Preferred (cost $403,180,516) 348,131,033
Shares Description (1) Value
X 228,956,205 COMMON STOCKS - 16.7%
X 228,956,205
Aerospace & Defense - 1.1%
26,800 General Dynamics Corp $ 6,764,052
81,600 Raytheon Technologies Corp 8,055,552
Total Aerospace & Defense 14,819,604
Banks - 0.3%
86,400 Wells Fargo & Co 4,142,880
Building Products - 0.5%
169,700 Carrier Global Corp 7,521,104
Chemicals - 0.5%
93,100 DuPont de Nemours Inc 6,564,481
Communications Equipment - 0.7%
196,400 Cisco Systems Inc 9,765,008
Containers & Packaging - 0.3%
65,600 Sealed Air Corp 3,491,888
Electrical Equipment - 0.5%
175,100 nVent Electric PLC 7,005,751

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Shares Description (1) Value
Equity Real Estate Investment Trusts - 1.0%
99,796 National Storage Affiliates Trust $ 2,289,320
36,400 Public Storage 10,845,744
Total Equity Real Estate Investment Trusts 13,135,064
Food & Staples Retailing - 0.9%
79,300 Walmart Inc 12,086,906
Health Care Equipment & Supplies - 0.5%
79,900 Medtronic PLC 6,315,296
Health Care Providers & Services - 1.3%
24,600 Cigna Corp 8,090,694
18,300 Humana Inc 10,063,170
Total Health Care Providers & Services 18,153,864
Hotels, Restaurants & Leisure - 0.5%
26,900 McDonald's Corp 7,338,051
Independent Power and Renewable Electricity Producers - 0.5%
89,967 NextEra Energy Partners LP 7,241,444
IT Services - 0.4%
53,000 Global Payments Inc 5,500,340
Metals & Mining - 0.5%
115,700 BHP Group Ltd, Sponsored ADR (3) 7,265,960
Multi-Utilities - 1.3%
106,500 Public Service Enterprise Group Inc 6,448,575
67,991 Sempra Energy 11,299,424
Total Multi-Utilities 17,747,999
Oil, Gas & Consumable Fuels - 2.8%
53,700 ConocoPhillips 6,632,487
44,700 Diamondback Energy Inc 6,616,494
26,900 Pioneer Natural Resources Co 6,348,131
201,300 Shell PLC, ADR 11,770,011
52,000 Valero Energy Corp 6,948,240
Total Oil, Gas & Consumable Fuels 38,315,363
Pharmaceuticals - 0.9%
112,900 AstraZeneca PLC, Sponsored ADR 7,673,813
51,000 Bristol-Myers Squibb Co 4,094,280
Total Pharmaceuticals 11,768,093
Semiconductors & Semiconductor Equipment - 1.1%
65,900 Applied Materials Inc 7,222,640
15,414 Broadcom Inc 8,493,577
Total Semiconductors & Semiconductor Equipment 15,716,217
Software - 0.6%
30,000 Microsoft Corp 7,654,200
Technology Hardware, Storage & Peripherals - 0.5%
441,400 Hewlett Packard Enterprise Co 7,406,692
Total Common Stocks (cost $200,368,376) 228,956,205

Shares Description (1) Coupon Ratings (2) Value
X 77,299,029 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 5.6%
X 77,299,029
Banks - 1.2%
77,954 Citigroup Inc 7.125% BBB- $ 1,975,355
298,400 KeyCorp 6.200% Baa3 7,403,304
362,500 Western Alliance Bancorp 4.250% Ba1 7,757,499
Total Banks 17,136,158
Capital Markets - 0.4%
197,807 Morgan Stanley 7.125% BBB 5,051,991
Consumer Finance - 0.6%
274,200 Capital One Financial Corp(3) 5.000% Baa3 5,327,706
194,900 Synchrony Financial 5.625% BB- 3,615,395
Total Consumer Finance 8,943,101
Food Products - 1.0%
384,432 CHS Inc 6.750% N/R 9,626,177
90,213 CHS Inc 7.100% N/R 2,259,836
63,115 CHS Inc 7.875% N/R 1,644,777
Total Food Products 13,530,790
Insurance - 1.9%
220,806 Athene Holding Ltd 6.375% BBB 5,540,023
284,806 Athene Holding Ltd 6.350% BBB 7,011,924
244,032 Enstar Group Ltd 7.000% BBB- 5,646,900
291,225 Reinsurance Group of America Inc 7.125% BBB+ 7,635,919
Total Insurance 25,834,766
Multi-Utilities - 0.5%
302,590 Algonquin Power & Utilities Corp 6.200% BB+ 6,802,223
Total $25 Par (or similar) Retail Preferred (cost $84,466,492) 77,299,029
Shares Description (1) Coupon Ratings (2) Value
29,204,691 CONVERTIBLE PREFERRED SECURITIES - 2.1%
X 29,204,691
Banks - 1.3%
2,870 Bank of America Corp 7.250% BBB+ $ 3,497,009
12,630 Wells Fargo & Co 7.500% Baa2 15,031,468
Total Banks 18,528,477
Electric Utilities - 0.8%
212,040 NextEra Energy Inc 6.219% BBB 10,676,214
Total Convertible Preferred Securities (cost $30,569,348) 29,204,691

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 10,070,375 CONVERTIBLE BONDS - 0.7%
X 10,070,375
Media - 0.5%
$ 20,825 Liberty Interactive LLC2029 2029 4.000% 11/15/29 BB- $ 7,080,500
Wireless Telecommunication Services - 0.2%
8,925 Liberty Interactive LLC 3.750% 2/15/30 BB- 2,989,875
$ 29,750 Total Convertible Bonds (cost $22,879,823) 10,070,375
Total Long-Term Investments (cost $1,471,891,715) 1,333,983,040
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.8%
X 11,174,437 MONEY MARKET FUNDS - 0.8%
X 11,174,437
11,174,437 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
3.860%(7) $ 11,174,437
Total Investments Purchased with Collateral from Securities Lending (cost $11,174,437) 11,174,437
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.1%
28,689,301 REPURCHASE AGREEMENTS - 2.1%
28,689,301
$ 28,689 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 11/30/22, repurchase price
$28,690,202, collateralized by $28,901,500, U.S.
Treasury Notes, 0.250%, due 09/30/25, value
$25,898,142, collateralized by $3,091,100, U.S.
Treasury Inflation Index, 0.125%, due 10/15/25, value
$3,365,026
1.130% 12/01/22 $ 28,689,301
Total Short-Term Investments (cost $28,689,301) 28,689,301
Total Investments (cost $ 1,511,755,453 ) - 99 .9% 1,373,846,778
Other Assets Less Liabilities -  0.1% 1,658,471
Net Assets - 100% $ 1,375,505,249

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 640,321,707 $ – $ 640,321,707
$1,000 Par (or similar) Institutional
Preferred – 348,131,033 – 348,131,033
Common Stocks 228,956,205 – – 228,956,205
$25 Par (or similar) Retail Preferred 77,299,029 – – 77,299,029
Convertible Preferred Securities 29,204,691 – – 29,204,691
Convertible Bonds – 10,070,375 – 10,070,375
Investments Purchased with Collateral from
Securities Lending 11,174,437 – – 11,174,437
Short-Term Investments:
Repurchase Agreements – 28,689,301 – 28,689,301
Total
$ 346,634,362 $ 1,027,212,416 $ – $ 1,373,846,778
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $11,035,516.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.